ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 3.0%
	EQUITY - 1.4%
32,951	Kayne Anderson NextGen Energy & Infrastructure,	$ 219,454

	FIXED INCOME - 1.6%
37,442	Oxford Lane Capital Corporation	235,884

	TOTAL CLOSED END FUNDS (Cost $864,784)	455,338

Shares		Fair Value
	COMMON STOCKS — 90.3%
	ASSET MANAGEMENT - 5.2%
17,162	BlackRock TCP Capital Corporation	237,350
12,755	Capital Southwest Corporation	282,651
10,214	Newtek Business Services Corporation	272,714
		792,715
	BUSINESS DEVELOPMENT COMPANIES - 19.4%
17,363	Ares Capital Corporation	324,862
15,472	Hercules Capital, Inc.	248,016
142,186	HMS Income Fund Inc(a)	1,066,079
30,506	Monroe Capital Corporation	306,280
8,818	Saratoga Investment Corporation	223,272
10,848	Sixth Street Specialty Lending, Inc.	228,133
17,160	Solar Capital Ltd.	304,762
14,492	WhiteHorse Finance, Inc.	219,844
		2,921,248
	GAMING REIT - 2.3%
8,118	Gaming and Leisure Properties, Inc.	344,448

	INDUSTRIAL REIT - 1.9%
1,578	Innovative Industrial Properties, Inc.	284,292

	MORTGAGE FINANCE - 2.3%
18,401	Dynex Capital, Inc.	348,331

ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	NON-LISTED REIT - 41.9%
103,002	Griffin Capital Essential Asset II(a)	$ 921,868
114,810	Griffin Health Care III(a)	988,923
170,164	Hines Global REIT, Inc.(a)	434,681
135,627	Phillips Edison Grocery Center REIT I, Inc.(a)	1,082,085
83,908	Steadfast Apartment REIT, Inc.(a)	1,349,263
125,573	Strategic Storage Trust, Inc.(a)	1,561,308
		6,338,128
	OIL & GAS PRODUCERS - 12.9%
35,134	Antero Midstream Corporation	317,260
13,716	DCP Midstream, L.P.	297,089
13,824	Enterprise Products Partners, L.P.	304,404
8,908	Hess Midstream, L.P., A	199,717
3,535	Magellan Midstream Partners, L.P.	153,278
19,284	Oasis Midstream Partners, L.P.	431,190
13,966	Western Midstream Partners, L.P.	259,628
		1,962,566
	RESIDENTIAL REIT - 2.2%
22,007	Independence Realty Trust, Inc.	334,506

	RETAIL REIT - 1.0%
2,502	Realty Income Corporation	158,877

	SPECIALTY REIT - 1.2%
9,723	Gladstone Land Corporation	177,931

	TOTAL COMMON STOCKS (Cost $14,652,180)	13,663,042

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 6.1%
36,635	WALTON KIMBERLIN HEIGHTS LP(a)	306,268
10,752	Walton Sherwood Acres(a)	53,222
19,855	Walton US LAND 2 LP(a)	132,036
ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 6.1% (Continued)
37,655	Walton US Land Fund 3 LP(a)	$ 305,759
10,752	Walton US Land Fund REIT(a)	132,142
		929,427

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $1,042,648)	929,427

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
80,230	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $80,230)(b)	80,230

	TOTAL INVESTMENTS - 99.9% (Cost $16,639,842)	$ 15,128,037
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	18,438
	NET ASSETS - 100.0%	$ 15,146,475

LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -As noted above, the fair value team is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value team has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan.  As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented.  Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period.  Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,324,914	$ 6,338,128	$ -	$ 13,663,042
Closed-End Funds	455,338	-	-	455,338
Private Investment Funds	-	-	929,427	929,427
Short Term Investment	80,230	-	-	80,230
Total	$ 7,860,482	$ 6,338,128	$ 929,427	$ 15,128,037

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Investments
	Beginning Balance	$ 491,633
	Total realized gain (loss)	-
	Change in Appreciation (Depreciation)	-
	Cost of Purchases	-
	Proceeds from Sales & Return of Capital	-
	Accrued Interest	-
	Net transfers in/out of level 3	437,794
	Ending Balance	$ 929,427

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $16,810,121 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,176,818
		Unrealized depreciation:	(2,858,902)
		Net unrealized depreciation:	$ (1,682,084)